1412993

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
Cabot Northpark Southland Acquisition LLC - Tenants in Common Interests

Filing Under *(Check box(es) that apply)*: [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [X] Amendment

A. BASIC IDENTIFICATION DATA

07085326

1. Enter the information requested about the issuer

Name of Issuer *(check if this is an amendment and name has changed, and indicate change.)*
Cabot Northpark Southland Acquisition LLC

Address of Executive Offices *(Number and Street, City, State, Zip Code)*
100 Summer Street, 23rd Floor, Boston, MA 02110

Telephone Number *(Incl. Area Code)*
(617) 423-6776

Address of Principal Business Operations *(Number and Street, City, State, Zip Code)* (If different from Executive Offices) **N/A**

Telephone Number *(Incl. Area Code)*

PROCESSED
DEC 13 2007
THOMSON FINANCIAL

Brief Description of Business **Real Estate Investment and Management**

Type of Business Organization

[ ] corporation
[ ] business trust
[ ] limited partnership, already formed
[ ] limited partnership, to be formed
[X] other *(please specify)* limited liability company

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[07]	[2007]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: *(Enter two-letter U.S. Postal Service abbreviation for State; (CN for Canada; FN for foreign jurisdiction)* [DE]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name *(Last name first, if individual)*
Cabot Investment Properties, LLC

Business or Residence Address *(Number and Street, City, State, Zip Code)*
100 Summer Street, 23 Floor Boston, MA 02110

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name *(Last name first, if individual)*
Cabot, Carlton P.

Business or Residence Address *(Number and Street, City, State, Zip Code)*
100 Summer Street, 23 Floor, Boston, MA 02110

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name *(Last name first, if individual)*
Kroll, Timothy J.

Business or Residence Address *(Number and Street, City, State, Zip Code)*
100 Summer Street, 23 Floor, Boston, MA 02110

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes [ ] No [X]

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 660,000

3. Does the offering permit joint ownership of a single unit? Yes [X] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name *(Last name first, if individual)*
Olsen, Meridee

Business or Residence Address *(Number and Street, City, State, Zip Code)*
10542 S. Jordan Gateway, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[X] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name *(Last name first, if individual)*
Mendell, James

Business or Residence Address *(Number and Street, City, State, Zip Code)*
10542 S. Jordan Gateway, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[X] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name *(Last name first, if individual)*
Tweed, Rusty

Business or Residence Address *(Number and Street, City, State, Zip Code)*
3900 South Wadsworth Blvd., Suite 590, Lakewood, CO 80235

Name of Associated Broker or Dealer
CapWest Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Broadbent, J.R.

Business or Residence Address *(Number and Street, City, State, Zip Code)*
10542 S. Jordan Gateway, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [ ] CA [ ] CO [ ] CT [ ] DE [ ] DC [X] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[X] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Walsh, Jim

Business or Residence Address *(Number and Street, City, State, Zip Code)*
1333 2nd Street, Suite 600, Santa Monica, CA 90401

Name of Associated Broker or Dealer
Direct Capital Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Cortese, Rocco

Business or Residence Address *(Number and Street, City, State, Zip Code)*
10542 S. Jordan Gateway, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [ ] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [X] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Hill, Marilee

Business or Residence Address *(Number and Street, City, State, Zip Code)*
3245 Elk Clover St., Las Vegas, NV 89135

Name of Associated Broker or Dealer
Steven L. Falk & Associates Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [ ] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [X] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Morimoto, Stacey

Business or Residence Address *(Number and Street, City, State, Zip Code)*
12526 High Bluff Drive, Suite 350, San Diego CA 92130

Name of Associated Broker or Dealer
Midpoint Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Lattin, Trevor

Business or Residence Address *(Number and Street, City, State, Zip Code)*
1333 2nd Street, Suite 600, Santa Monica, CA 90401

Name of Associated Broker or Dealer
Direct Capital Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Biesheuvel, Thomas

Business or Residence Address *(Number and Street, City, State, Zip Code)*
701 Tama Street, Building B, Marion, IA 52302

Name of Associated Broker or Dealer
Berthel, Fisher & Company Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Elhoff, David

Business or Residence Address *(Number and Street, City, State, Zip Code)*
12636 High Bluff Drive, Suite 100, San Diego, CA 92130

Name of Associated Broker or Dealer
Independent Financial Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Sheehan, William Scott

Business or Residence Address *(Number and Street, City, State, Zip Code)*
230 Broadway East 203, Lynnfield, MA 01940-2320

Name of Associated Broker or Dealer
Investors Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [] All States

[] AL [] AK [] AZ [] AR [] CA [] CO [] CT [] DE [] DC [] FL [] GA [] HI [] ID
[] IL [] IN [] IA [] KS [] KY [] LA [] ME [] MD [] MA [] MI [] MN [] MS [] MO
[] MT [] NE [] NV [] NH [] NJ [] NM [X] NY [] NC [] ND [] OH [] OK [] OR [] PA
[] RI [] SC [] SD [] TN [] TX [] UT [] VT [] VA [] WA [] WV [] WI [] WY [] PR

Full Name *(Last name first, if individual)*
Kim, Andrew

Business or Residence Address *(Number and Street, City, State, Zip Code)*
230 Park Ave., Suite 1548, New York, NY 10169

Name of Associated Broker or Dealer
K-One Investment Company, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [] All States

[] AL [] AK [] AZ [] AR [X] CA [] CO [] CT [] DE [] DC [] FL [] GA [] HI [] ID
[] IL [] IN [] IA [] KS [] KY [] LA [] ME [] MD [] MA [] MI [] MN [] MS [] MO
[] MT [] NE [] NV [] NH [] NJ [] NM [] NY [] NC [] ND [] OH [] OK [] OR [] PA
[] RI [] SC [] SD [] TN [] TX [] UT [] VT [] VA [] WA [] WV [] WI [] WY [] PR

Full Name *(Last name first, if individual)*
Capuano, Brian

Business or Residence Address *(Number and Street, City, State, Zip Code)*
3900 South Wadsworth Blvd., Suite 590, Lakewood, CO 80235

Name of Associated Broker or Dealer
CapWest Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [] All States

[] AL [] AK [] AZ [] AR [X] CA [] CO [] CT [] DE [] DC [] FL [] GA [] HI [] ID
[] IL [] IN [] IA [] KS [] KY [] LA [] ME [] MD [] MA [] MI [ ] MN [] MS [] MO
[] MT [] NE [] NV [] NH [] NJ [] NM [] NY [] NC [] ND [] OH [] OK [] OR [] PA
[] RI [] SC [] SD [] TN [] TX [] UT [] VT [] VA [] WA [] WV [] WI [] WY [] PR

Full Name *(Last name first, if individual)*
Werry, Dan

Business or Residence Address *(Number and Street, City, State, Zip Code)*
10542 S. Jordan Gateway, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [X] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Ju, Shirley

Business or Residence Address *(Number and Street, City, State, Zip Code)*
3245 Elk Clover St., Las Vegas, NV 89135

Name of Associated Broker or Dealer
Steven L. Falk & Associates Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [ ] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[X] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Lamont, James

Business or Residence Address *(Number and Street, City, State, Zip Code)*
12636 High Bluff Drive, Suite 100, San Diego, CA 92130

Name of Associated Broker or Dealer
Independent Financial Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Hartness, David

Business or Residence Address *(Number and Street, City, State, Zip Code)*
10542 S. Jordan Gateway, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [ ] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [X] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Evans, Brent

Business or Residence Address *(Number and Street, City, State, Zip Code)*
10542 S. Jordan Gateway, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [ ] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [X] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Topka, Andrew

Business or Residence Address *(Number and Street, City, State, Zip Code)*
701 Tama Street, Building B, Marion, IA 52302

Name of Associated Broker or Dealer
Berthel, Fisher & Company Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [ ] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [X] NV [ ] NH [ ] NJ [ ] NM [ ] NY [X] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Sangster, Jeff

Business or Residence Address *(Number and Street, City, State, Zip Code)*
10 Universal City Plaza, 20th Floor, Universal City, CA 91608

Name of Associated Broker or Dealer
Empire Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

Full Name *(Last name first, if individual)*
Rich Wagner / Bob Vonderharr

Business or Residence Address *(Number and Street, City, State, Zip Code)*
1245 Brickyard, Suite 160 SLC, UT 84106

Name of Associated Broker or Dealer
OMNI Brokerage

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual states) [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [X] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [X] WA [ ] WV [ ] WI [ ] WY [ ] PR

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Tenants in Common Interest).	$ 22,000,000	$ 22,000,000.00
Total	$ 22,000,000	$ 22,000,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	33	$ 22,000,000.00
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$
Legal Fees	[ ]	$
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions *(specify finders' fees separately)*	[X]	$ 1,540,000
Other Expenses (Marketing and Due Diligence Fees)	[X]	$ 440,000
Total	[X]	$ 1,980,000

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer. $ 20,020,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	[X]	$ 3,441,345	[ ]	$
Purchase of real estate	[ ]	$	[X]	$ 15,342,245
Purchase, rental or leasing and installation of machinery and equipment	[ ]	$	[ ]	$
Construction or leasing of plant buildings and facilities	[ ]	$	[ ]	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]	$	[ ]	$
Repayment of indebtedness	[ ]	$	[ ]	$
Working capital	[ ]	$	[ ]	$
Other *(specify)*: Closing and Carrying Costs	[ ]	$	[X]	$ 1,236,410
	[ ]	$	[ ]	$
	[ ]	$	[ ]	$
Column Totals	[X]	$ 3,441,345	[X]	$ 16,578,655

Total Payments Listed *(column totals added)* [X] $ 20,020,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer *(Print or Type)*	Signature	Date
Cabot Northpark Southland Acquisition LLC	By: [signature]	12/4/07
Name of Signer *(Print or Type)* **Timothy J. Kroll**	Title of Signer *(Print or Type)* **Chief Operating Officer**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer *(Print or Type)*	Signature	Date
Cabot Northpark Southland Acquisition LLC	By: [signature]	12/4/07
Name of Signer *(Print or Type)* **Timothy J. Kroll**	Title of Signer *(Print or Type)* **Chief Operating Officer**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
STATE	YES	NO		NUMBER OF ACCREDITED INVESTORS	AMOUNT	NUMBER OF NON-ACCREDITED INVESTORS	AMOUNT	YES	NO
AL									
AK									
AZ									
AR									
CA		X	Tenants in Common Interests / $22,000,000	20	$13,621,634.00	0	0		X
CO									
CT									
DE									
DC									
FL		X	Tenants in Common Interests / $22,000,000	1	$1,200,000	0	0		X
GA									
HI		X	Tenants in Common Interests / $22,000,000	1	$454,000	0	0		X
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA		X	Tenants in Common Interests / $22,000,000	1	$500,000	0	0		X
MI									
MN		X	Tenants in Common Interests / $22,000,000	1	$550,000	0	0		X
MS									

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
STATE	YES	NO		NUMBER OF ACCREDITED INVESTORS	AMOUNT	NUMBER OF NON-ACCREDITED INVESTORS	AMOUNT	YES	NO
MO									
MT									
NE									
NV		X	Tenants in Common Interests / $22,000,000	2	$1,080,000.00	0	0		X
NH									
NJ									
NM									
NY		X	Tenants in Common Interests / $22,000,000	2	$1,675,616	0	0		X
NC		X	Tenants in Common Interests / $22,000,000	1	$688,900	0	0		X
ND									
OH									
OK									
OR									
PA									
RI		X	Tenants in Common Interests / $22,000,000	2	$886,000	0	0		X
SC									
SD									
TN									
TX									
UT									
VT									
VA		X	Tenants in Common Interests / $22,000,000	1	$730,000	0	0		X
WA		X	Tenants in Common Interests / $22,000,000	1	$613,850	0	0		X
WV									
WI									
WY									
PR									

END